Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

4. Intangible Assets

Intangible assets consisted of the following (in thousands):

	September 30, 2017	December 31, 2016
Developed technology	$4,685	$4,685
Customer relationships	3,990	3,990
Other patents and patent applications	562	562
Trademarks	350	350
	9,587	9,587
Less: accumulated amortization	(6,802)	(6,400)
	$2,785	$3,187

Amortization expense is expected to approximate $134,000 for the remainder of 2017, $536,000 per year through 2021, $369,000 in 2022 and a total of $140,000 thereafter, until fully amortized.

4. Intangible Assets

Intangible assets consisted of the following (in thousands):

	Year Ended December 31,
	2016	2015
Customer relationships	$3,990	$3,990
Developed technology	4,685	4,685
Other patents and patent applications	562	562
Trademarks	350	350
	9,587	9,587
Less: accumulated amortization	(6,400)	(5,900)
	$3,187	$3,687

Based on the recorded intangibles at December 31, 2016, the estimated amortization expense is expected to be approximately $501,000 per year through 2021 and $332,000 through 2022.